TRADE RECEIVABLES, NET (Tables)	12 Months Ended
Dec. 31, 2025
TRADE RECEIVABLES, NET
Schedule of trade receivables, net

	December 31,
	2025	2024
Open accounts	$3,950	$3,304
Less - allowance for expected credit loss	(177)	(247)
Trade receivables, net	$3,773	$3,057

Schedule of movement in allowance for expected credit losses

	2025	2024
Balance as of January 1,	$247	$126
Provision for the year	146	131
Derecognition of bad debts	(104)	(135)
Reversal in respect of collected accounts	(126)	(41)
Initially consolidated subsidiary	—	174
Currency translation	14	(8)
Balance as of December 31,	$177	$247

Schedule of credit risk exposure of the company's trade receivables

December 31, 2025:

		Past due trade receivables
	Not	< 30	31 – 60	61 – 90	91 – 120	>120
	past due	Days	days	days	days	days	Total

	$ in thousands

Gross carrying amount	$2,528	$575	$412	$194	$80	$161	$3,950
Allowance for expected credit losses	$5	$4	$5	$5	$20	$138	$177

December 31, 2024:

		Past due trade receivables
	Not	< 30	31 – 60	61 – 90	91 – 120	>120
	past due	Days	days	days	days	days	Total

	$ in thousands

Gross carrying amount	$2,120	$645	$221	$210	$96	$12	$3,304
Allowance for expected credit losses	$4	$3	$21	$159	$54	$6	$247